Segment and Revenue Analysis - Schedule of Geographic Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographic region
Total	$ 6,536,987	$ 5,868,771	$ 4,855,181
Mainland China [Member]
Geographic region
Total	1,576,773	1,515,945	1,173,993
Australia [Member]
Geographic region
Total	$ 4,960,214	$ 4,352,826	$ 3,681,188